Related party transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended September 30, 2024, the Company has the following related party transactions:

	Nine Months ended September 30, 2024	Nine Months ended September 30, 2023	Three Months ended September 30, 2024	Three Months ended September 30, 2023

Directors fees	$7,510	$5,999	$1,994	$1,999
Salaries, wages, consultants and benefits	503,114	500,180	169,988	183,401
Selling and marketing	45,810	50,631	14,112	7,397
Stock-based compensation (Note 9)	105,030	119,864	40,648	48,944
Software technology development (Note 7)	180,620	173,733	59,414	38,858
Closing balance for the period	$842,084	$850,407	$286,156	$280,599